Document and Entity Information	12 Months Ended
Apr. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov 30, 2011
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Oct 1, 2012
Document Effective Date	Oct 1, 2012
Prospectus Date	Apr 1, 2012

Prospectus Supplement — Oct. 1, 2012 to the Prospectus of Columbia Mid Cap Growth Opportunity Fund, as supplemented

Effective October 31, 2012, information with respect to Class R3 shares (effective October 31, 2012, known as Class R4 shares) found in the Annual Fund Operating Expenses table and Example in the Fees and Expenses of the Fund section in the Summary of the Fund is hereby replaced with the following:

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

Class R4
Management fees	0.74%

Distribution and/or service (12b-1) fees	0.00%

Other expenses	0.40%

Total annual fund operating expenses	1.14%

Less: Fee waiver/expense reimbursement(b)	0.09%

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.05%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until October 31, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 1.05% for Class R4.

Example

Class	1 year	3 years	5 years	10 years
Class R4	$107	$354	$620	$1,383

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Apr 1, 2012
Supplement [Text Block]	csft26_SupplementTextBlock

Prospectus Supplement — Oct. 1, 2012 to the Prospectus of Columbia Mid Cap Growth Opportunity Fund, as supplemented

Effective October 31, 2012, information with respect to Class R3 shares (effective October 31, 2012, known as Class R4 shares) found in the Annual Fund Operating Expenses table and Example in the Fees and Expenses of the Fund section in the Summary of the Fund is hereby replaced with the following:

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

Class R4
Management fees	0.74%

Distribution and/or service (12b-1) fees	0.00%

Other expenses	0.40%

Total annual fund operating expenses	1.14%

Less: Fee waiver/expense reimbursement(b)	0.09%

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.05%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until October 31, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 1.05% for Class R4.

Example

Class	1 year	3 years	5 years	10 years
Class R4	$107	$354	$620	$1,383

Columbia Mid Cap Growth Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csft26_SupplementTextBlock

Prospectus Supplement — Oct. 1, 2012 to the Prospectus of Columbia Mid Cap Growth Opportunity Fund, as supplemented

Effective October 31, 2012, information with respect to Class R3 shares (effective October 31, 2012, known as Class R4 shares) found in the Annual Fund Operating Expenses table and Example in the Fees and Expenses of the Fund section in the Summary of the Fund is hereby replaced with the following:

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

Class R4
Management fees	0.74%

Distribution and/or service (12b-1) fees	0.00%

Other expenses	0.40%

Total annual fund operating expenses	1.14%

Less: Fee waiver/expense reimbursement(b)	0.09%

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.05%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until October 31, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 1.05% for Class R4.

Example

Class	1 year	3 years	5 years	10 years
Class R4	$107	$354	$620	$1,383

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Columbia Mid Cap Growth Opportunity Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.05%	[1],[2]
1 year	rr_ExpenseExampleYear01	107
3 years	rr_ExpenseExampleYear03	354
5 years	rr_ExpenseExampleYear05	620
10 years	rr_ExpenseExampleYear10	1,383
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	354
5 Years	rr_ExpenseExampleNoRedemptionYear05	620
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,383

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until October 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 1.05% for Class R4.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Apr 1, 2012
Document Creation Date	dei_DocumentCreationDate	Oct 1, 2012